Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases

18.    Leases

The Company leases office buildings for management and operation purposes.

(1)    Right-of-use assets

Right-of-use assets related to leased properties are presented as property and equipment. See Note 16 “Property and equipment.”

(2)    Lease liabilities

Lease liabilities consist of the following:

	As of March 31,
(In millions)	2024	2025
Current portion	¥384	¥376
Non-current portion	1,277	901
Total	¥1,661	¥1,277

Lease liabilities are included in “Other financial liabilities” in the consolidated statements of financial position. The balances of lease liabilities by maturity are presented in Note 4 “Financial risk management.”

(3)    Amounts recognized in the consolidated statements of profit or loss and other comprehensive income

Amounts recognized in the consolidated statements of profit or loss and other comprehensive income are as follows:

	As of March 31,
(In millions)	2023	2024	2025
Interest expenses on lease liabilities	¥3	¥5	¥10
Expenses pertaining to short-term leases	3	1	—
Expenses pertaining to leases of low-value assets that are not short-term leases expenses	¥14	¥25	¥28

(4)    Amounts recognized in the consolidated statements of cash flows

The total cash outflows for leases for the years ended March 31, 2023, 2024 and 2025 were ¥275 million, ¥358 million and ¥501 million, respectively.